SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)																									3 Months Ended							9 Months Ended		12 Months Ended		16 Months Ended
	Jan. 11, 2022	Oct. 11, 2021	Sep. 03, 2021	Aug. 06, 2021	Jul. 11, 2021	Jul. 06, 2021	Jun. 23, 2021	May 26, 2021	Apr. 11, 2021	Feb. 09, 2021	Jan. 11, 2021	Dec. 15, 2020	Nov. 24, 2020	Nov. 10, 2020	Oct. 29, 2020	Oct. 28, 2020	Oct. 08, 2020	Oct. 08, 2020	Sep. 04, 2020	May 15, 2020	Apr. 30, 2020	Mar. 16, 2020	Mar. 02, 2020	Mar. 02, 2020	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 15, 2021	Apr. 13, 2021	Dec. 03, 2020	Jun. 02, 2020	May 06, 2020	Feb. 24, 2020	Feb. 11, 2020	Nov. 20, 2019	Sep. 16, 2019	Sep. 11, 2019	Jun. 02, 2019
Common Stock, Shares Authorized																					300,000,000				300,000,000			300,000,000				300,000,000		300,000,000	300,000,000	300,000,000						75,000,000
Common Stock, Par or Stated Value Per Share																					$ 0.001				$ 0.001			$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding																					24,749,354				41,888,372			27,642,828				41,888,372		27,642,828	24,749,354	27,642,828
Stock Issued During Period, Shares, Conversion of Convertible Securities									272,332										300,000				369,354
Derivative Liability																							$ 53,571	$ 53,571	$ 5,052,934							$ 5,052,934
Stock Issued During Period, Value, Acquisitions																											$ 3,550,000
Forgiveness of net liabilities owed to former majority shareholder																																			$ 15,289
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																						112,990
Common Stock, Shares, Issued																					24,749,354				41,888,372			27,642,828				41,888,372		27,642,828	24,749,354	27,642,828
Stock Issued During Period, Value, Issued for Services																									$ 294,340	$ 799,174	618,554		$ 328,661	$ 118,019	$ 65,826			$ 850,129
Stock Issued During Period, Value, Conversion of Convertible Securities																			$ 238,449
Warrants measurement input, term																									5 years							5 years
Extinguishment of Debt, Amount																																$ 5,118,435
Stock Issued During Period, Value, New Issues									$ 1,250,004
Operating Expenses																									$ 4,138,570				1,874,627			$ 44,603,529	$ 4,206,894	6,850,461	$ 6,232,503
Stock Issued During Period, Value, Purchase of Assets																													$ 35,351					$ 35,351
Derivative, Fair Value, Net																																					$ 14,501,178
Shares issuable																					8,137,859				0			6,921,299				0		6,921,299	8,137,859	6,921,299
Note Payable Holder [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				2,200,000
Foundation Sports [Member]
Stock Issued During Period, Value, Acquisitions							$ 3,550,000
Stock Issued During Period, Shares, Acquisitions							540,000
Securities Purchase Agreement [Member]
Warrants issued to purchase of common stock, shares				7,333,334
Common Stock [Member]
Stock Issued During Period, Value, Acquisitions																											$ 540
Forgiveness of net liabilities owed to former majority shareholder
Stock Issued During Period, Shares, Issued for Services																									18,750	18,750	109,687		202,032	100,000	243,800			569,582
Stock Issued During Period, Value, Issued for Services																									$ 18	$ 19	$ 110		$ 202	$ 100	$ 244			$ 570
Stock Issued During Period, Shares, Purchase of Assets																													35,000					35,000
Stock Issued During Period, Value, Purchase of Assets																													$ 35					$ 35
Stock Issued During Period, Shares, Acquisitions																											540,000
Vendor [Member]
Stock Issued During Period, Shares, Issued for Services																	100,000			243,800
Vendor [Member] | Marketing and Other Services [Member]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture	18,750	18,750			18,750
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture																									16,874	16,875	$ 16,875
Vendor [Member] | General and Administrative Expense [Member]
Stock Issued During Period, Value, Issued for Services																				$ 65,826
Vendor [Member] | Operating Expense [Member]
Stock Issued During Period, Value, Issued for Services																		$ 114,000
Service Provider [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.75
Warrants measurement input, term																10 years
Service Provider [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																400,000
Share-based Payment Arrangement, Expense																$ 221,826									0							$ 214,552
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																400,000
Three Members [Member] | As Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period															7,500
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.001
Warrants measurement input, term															10 years
Share-based Payment Arrangement, Expense																									22,342							$ 68,340			$ 48,502
Warrant issued for employees and officers compensation																																			43,107
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																																19,293
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested															$ 7,500
Two Vendor [Member]
Stock Issued During Period, Shares, Issued for Services											100,000		46,087
Two Vendor [Member] | Marketing and Other Services [Member]
Common Stock, Shares, Issued									18,750																													5,000
Operating Expenses																																		43,294
Third Party Vendor [Member]
Stock Issued During Period, Value, Issued for Services													$ 30,000
Stock Issued During Period, Shares, New Issues													55,945
Extinguishment of Debt, Amount													$ 25,278
Stock Issued During Period, Value, New Issues													198,386
Prepaid Expense and Other Assets													$ 39,750															$ 26,500						26,500		$ 26,500
Operating Expenses																																		$ 146,608
Brand ambassadors [Member]
Share-based Payment Arrangement, Expense																									$ 255,124							$ 1,002,552
Brand ambassadors [Member] | As Compensation [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																												$ 0.001						$ 0.001		$ 0.001
Warrants measurement input, term																												10 years						10 years		10 years
Warrant issued for employees and officers compensation																												60,000
Stock Issued During Period, Shares, New Issues																												12,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																												50.00%
Brand ambassadors [Member] | Warrants [Member] | As Compensation [Member]
Share-based Payment Arrangement, Expense																												$ 59,838
Brand ambassadors [Member] | Common Stock [Member] | As Compensation [Member]
Share-based Payment Arrangement, Expense																												$ 98,457
Key Employees and Officers [Member] | As Compensation [Member]
Share-based Payment Arrangement, Expense																																			$ 3,741,746
Warrant issued for employees and officers compensation																					12,500,000
Key Employees and Officers [Member] | Warrant [Member]
Warrants measurement input, term			10 years
Share-based Payment Arrangement, Expense																										32,381,309
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			10,100,000
Key Employees and Officers [Member] | Warrant [Member] | Exercise Price One [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.001
Key Employees and Officers [Member] | Warrant [Member] | Exercise Price Two [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 3.42
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			100,000
Key Executives [Member] | As Compensation [Member]
Warrant issued for employees and officers compensation										6,000,000
Non-US Warrant Holders [Member] | As Compensation [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.001
Share-based Payment Arrangement, Expense																																				$ 70,997
Warrant issued for employees and officers compensation										1,500,000
Market capitalization threshold										$ 100,000,000
Related Party Lender [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities								1,636,843
Stock Issued During Period, Value, Conversion of Convertible Securities								$ 6,220,003
Two Employees [Member] | Services Rendered In Lieu Of Cash [Member]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture						50,215
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture																											$ 187,803
Six New Brand Ambassadors [Member] | As Compensation [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues																											90,937
Six New Brand Ambassadors [Member] | As Compensation [Member] | Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Stock Issued During Period, Shares, New Issues																											60,000
Lead Placement Agent [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3.30
Operating Expenses																										$ 376,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				266,667
Lead Placement Agent [Member] | Warrant [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			10,000,000
Third Party [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities												500,000
Stock Issued During Period, Value, Conversion of Convertible Securities												$ 500,000
Stock Issued During Period, Value, New Issues												$ 500,000
Related Party Lender [Member]
Common Stock, Shares, Issued				6,921,299
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				2,750,000
Conversion of Stock, Shares Converted				9,671,299
Convertible Note Payable Agreement [Member]
Convertible Notes Payable																							125,000	125,000																			$ 125,000	$ 125,000
Interest Payable																							$ 4,274	4,274
Derivative, Fair Value, Net																																								$ 566,667
Convertible Note Payable Agreement [Member] | Mont-Saic Investments [Member]
Convertible Notes Payable																																							$ 1,700,000								$ 1,700,000
Common Stock, Shares, Issued																																							1,216,560
Equity Method Investment, Ownership Percentage																																														33.00%
Shares issuable																																							6,921,299
Stock Purchase Agreement [Member]
Stock Issued During Period, Value, Acquisitions																								332,239
Forgiveness of net liabilities owed to former majority shareholder																								$ 15,289
Warrant Assignment and Conveyance Agreement [Member] | Mont-Saic Investments [Member]
Common Stock, Shares, Issued																																									1,216,560
Stock Issued During Period, Shares, New Issues																																		1,216,560
Equity Method Investment, Ownership Percentage																																													33.00%
Derivative, Fair Value, Net																																													$ 1,492,188
Shares issuable																												6,921,299						6,921,299		6,921,299									8,137,859
Trademark Assignment Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.50
Warrants measurement input, term														10 years
Stock Issued During Period, Shares, Purchase of Assets														35,000
Stock Issued During Period, Value, Purchase of Assets														$ 35,351
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right														50,000